John Hancock Disciplined Value Global Long Short Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended		60 Months Ended	82 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	18.65%	11.17%	10.16%	9.95%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	1.89%		8.25%		5.03%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.65%)		7.09%		4.38%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.35%		6.23%		3.86%